Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 116,841	$ 45,675
Accounts receivable, net	41,509	41,149
Inventories	36,209	36,587
Prepaid expenses and other current assets	19,613	17,817
Deferred tax assets, net	28,887	17,405
Total current assets	243,059	158,633
Property and equipment, net	1,771,500	1,774,643
Goodwill	335,610	335,610
Trade names, net	163,508	164,608
Other intangible assets, net	27,843	31,120
Deferred tax assets, net		6,356
Other assets	40,753	50,082
Total assets	2,582,273	2,521,052
Current liabilities:
Accounts payable	98,500	89,743
Current maturities on long-term debt	14,050	21,330
Accrued salaries, wages and benefits	23,996	33,088
Deferred revenue	82,945	82,567
Dividends payable	17,939	203
Other accrued expenses	15,264	19,350
Total current liabilities	252,694	246,281
Long-term debt	1,627,183	1,802,644
Deferred tax liabilities, net	29,776
Other liabilities	18,488	22,279
Total liabilities	1,928,141	2,071,204
Commitments and contingencies (Note 14)
Stockholders' Equity:
Preferred stock, $0.01 par value-authorized, 100,000,000 shares, no shares issued or outstanding at December 31, 2013 and 2012
Common stock, $0.01 par value-authorized, 1,000,000,000 shares; 89,900,453 shares issued at December 31, 2013 and 82,737,008 shares issued and outstanding at December 31, 2012	899	827
Additional paid-in capital	689,394	456,923
Accumulated other comprehensive income (loss)	11	(1,254)
Retained earnings (accumulated deficit)	7,991	(6,648)
Treasury stock, at cost (1,500,000 shares at December 31, 2013 and no shares at December 31, 2012)	(44,163)
Total stockholders' equity	654,132	449,848
Total liabilities and stockholders' equity	$ 2,582,273	$ 2,521,052